Consolidated Statement of Profit or Loss - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	₺ 28,272,751	₺ 23,996,262	₺ 20,173,354
Revenue from financial services	830,987	1,140,873	1,119,121
Total revenue	29,103,738	25,137,135	21,292,475
Cost of revenue	(20,161,096)	(16,816,705)	(13,751,195)
Cost of revenue from financial services	(174,963)	(266,775)	(394,798)
Total cost of revenue	(20,336,059)	(17,083,480)	(14,145,993)
Gross profit	8,111,655	7,179,557	6,422,159
Gross profit from financial services	656,024	874,098	724,323
Total gross profit	8,767,679	8,053,655	7,146,482
Other income	96,585	140,705	241,435
Selling and marketing expenses	(1,372,953)	(1,555,189)	(1,626,714)
Administrative expenses	(749,612)	(779,755)	(673,370)
Net impairment losses on financial and contract assets	(349,595)	(338,857)	(346,390)
Other expenses	(619,835)	(487,295)	(381,582)
Operating profit	5,772,269	5,033,264	4,359,861
Finance income	2,119,483	297,450	1,677,114
Finance costs	(3,251,164)	(2,025,118)	(3,364,072)
Net finance costs	(1,131,681)	(1,727,668)	(1,686,958)
Share of loss of equity accounted investees	(13,775)	(15,712)	(87)
Profit before income tax	4,626,813	3,289,884	2,672,816
Income tax expense	(387,193)	(785,630)	(495,481)
Profit from continuing operations	4,239,620	2,504,254	2,177,335
Gain from discontinued operations (attributable to owners of the Company)		772,436
Profit for the year	4,239,620	3,276,690	2,177,335
Profit for the year is attributable to:
Owners of the Company	4,237,086	3,246,487	2,021,065
Non-controlling interests	2,534	30,203	156,270
Profit for the year	₺ 4,239,620	₺ 3,276,690	₺ 2,177,335
Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	₺ 1.94	₺ 1.49	₺ 0.93
Basic and diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	₺ 1.94	1.14	₺ 0.93
Basic and diluted earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)		₺ 0.35